Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth additional compensation information of our principal executive officer (PEO) and our other named executive officers (NEOs) (averaged) along with total shareholder return, net income, and company-wide pre-tax income performance results for our fiscal years ending in 2024, 2023, 2022, 2021, and 2020:

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO (1) (2) ($)	Compensation Actually Paid to PEO (1) (2) ($)	Average Summary Compensation Table Total for Other NEOs (1) (2) ($)	Average Compensation Actually Paid to Other NEOs (1) (2) ($)	FAST Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) (4)	Net Income ($ in millions)	Company-Wide Pre-Tax Income (5) ($ in millions)
2024	1,695,887	2,280,298	860,697	1,055,881	222	247	1,150.6	1,508.1
2023	3,115,507	5,360,613	1,449,743	1,757,205	196	218	1,155.0	1,522.0
2022	5,439,610	3,307,940	2,408,942	1,793,142	138	147	1,086.9	1,440.0
2021	2,423,614	5,572,876	1,358,039	2,295,107	183	169	925.0	1,207.8
2020	2,539,150	5,321,725	1,316,849	2,067,665	137	126	859.1	1,132.7

Company Selected Measure Name	company-wide pre-tax income
Named Executive Officers, Footnote	Our PEO and Other NEOs for each reported fiscal year were:

Fiscal Year	PEO	Other NEOs
2024	Daniel L. Florness	Holden Lewis, Jeffery M. Watts, Charles S. Miller, and William J. Drazkowski
2023	Daniel L. Florness	Holden Lewis, Charles S. Miller, Jeffery M. Watts, John L. Soderberg, and Terry M. Owen
2022	Daniel L. Florness	Holden Lewis, Terry M. Owen, Charles S. Miller, and Reyne K. Wisecup
2021	Daniel L. Florness	Holden Lewis, Jeffery M. Watts, Terry M. Owen, and William J. Drazkowski
2020	Daniel L. Florness	Holden Lewis, Terry M. Owen, Jeffery M. Watts, and Reyne K. Wisecup

Peer Group Issuers, Footnote	Our peer group used for the TSR calculation is the Dow Jones US Industrial Suppliers Index, which is the industry index used to show our performance in our Form 10-K.
PEO Total Compensation Amount	$ 1,695,887	$ 3,115,507	$ 5,439,610	$ 2,423,614	$ 2,539,150
PEO Actually Paid Compensation Amount	$ 2,280,298	5,360,613	3,307,940	5,572,876	5,321,725
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table (SCT) totals to determine compensation actually paid (CAP) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The PEO and NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments from the SCT total compensation to determine CAP in 2024:

Adjustments	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,695,887	860,697
Adjustments for Stock and Option Awards
Subtract SCT amounts of stock and option awards	(867,883)	(353,504)
Add fair value as of the year-end of awards granted during 2024 that are outstanding and unvested at the end of 2024	1,039,690	423,484
Plus (Minus) change in fair value of awards between the end of 2023 and the end of 2024 for awards granted in any prior fiscal year that are outstanding and unvested at the end of 2024	534,079	158,594
Add vesting date fair value of awards granted and vesting during 2024	—	—
Plus (Minus) change in fair value from the end of 2023 to the vesting date of awards granted in any prior fiscal year which met all vesting conditions during 2024	(121,475)	(33,390)
Subtract fair value at end of 2023 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2024	—	—
Add dividends or other income paid on stock or option awards in 2024 prior to vesting if not otherwise included in the SCT for the covered year	—	—
Compensation Actually Paid (as calculated)	2,280,298	1,055,881

Non-PEO NEO Average Total Compensation Amount	$ 860,697	1,449,743	2,408,942	1,358,039	1,316,849
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,055,881	1,757,205	1,793,142	2,295,107	2,067,665
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table (SCT) totals to determine compensation actually paid (CAP) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The PEO and NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments from the SCT total compensation to determine CAP in 2024:

Adjustments	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,695,887	860,697
Adjustments for Stock and Option Awards
Subtract SCT amounts of stock and option awards	(867,883)	(353,504)
Add fair value as of the year-end of awards granted during 2024 that are outstanding and unvested at the end of 2024	1,039,690	423,484
Plus (Minus) change in fair value of awards between the end of 2023 and the end of 2024 for awards granted in any prior fiscal year that are outstanding and unvested at the end of 2024	534,079	158,594
Add vesting date fair value of awards granted and vesting during 2024	—	—
Plus (Minus) change in fair value from the end of 2023 to the vesting date of awards granted in any prior fiscal year which met all vesting conditions during 2024	(121,475)	(33,390)
Subtract fair value at end of 2023 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2024	—	—
Add dividends or other income paid on stock or option awards in 2024 prior to vesting if not otherwise included in the SCT for the covered year	—	—
Compensation Actually Paid (as calculated)	2,280,298	1,055,881

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Fastenal and Peer Group TSR (1)
	(1) TSR in the above chart, in the case of both us and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
Compensation Actually Paid vs. Net Income	CAP Versus Net Income and Company-Wide Pre-Tax Income
Compensation Actually Paid vs. Company Selected Measure	CAP Versus Net Income and Company-Wide Pre-Tax Income
Total Shareholder Return Vs Peer Group
CAP Versus Fastenal and Peer Group TSR (1)
	(1) TSR in the above chart, in the case of both us and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
Tabular List, Table
The following table lists the most important financial performance measures we used to link CAP to the NEOs for fiscal 2024 to our performance:

PEO	CFO	Other NEOs
Company-wide pre-tax income	Company-wide pre-tax income	Company-wide pre-tax income
Working capital management	Company-wide net income	Working capital management
Working capital management

Total Shareholder Return Amount	$ 222	196	138	183	137
Peer Group Total Shareholder Return Amount	247	218	147	169	126
Net Income (Loss)	$ 1,150,600,000	$ 1,155,000,000	$ 1,086,900,000	$ 925,000,000.0	$ 859,100,000
Company Selected Measure Amount	1,508,100,000	1,522,000,000	1,440,000,000	1,207,800,000	1,132,700,000
PEO Name	Daniel L. Florness	Daniel L. Florness	Daniel L. Florness	Daniel L. Florness	Daniel L. Florness
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount	100
Non-GAAP Measure Description	Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of fiscal 2019) through and including the end of each fiscal year reported in the table.
Measure:: 5
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2024 to Fastenal's performance, is company-wide pre-tax income. The 'income before income taxes' line item in our consolidated statements of income is equal to 'company-wide pre-tax income' and is calculated in conformity with U.S. GAAP.
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide pre-tax income
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Working capital management
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (867,883)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,039,690
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534,079
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,475)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide pre-tax income
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Working capital management
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (353,504)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,484
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,594
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,390)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
CFO [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide pre-tax income
CFO [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Working capital management
CFO [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Company-wide net income